REVISIONS OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Change in Accounting Estimate [Abstract]
Schedule Of Revised Consolidated Statements of Operations
Revised Consolidated Statements of Operations

($ in thousands)	Year ended June 30, 2014
	As previously reported	Adjustment	As Revised
Cumulative preferred dividends	$(664)	$(4)	$(668)
Net income (loss) applicable to common shares	$26,867	$(4)	$26,863
Net earnings (loss) per common share basic	$0.78	$(0.01)	$0.77
Net earnings (loss) per common share diluted	$0.78	$(0.01)	$0.77
Basic weighted average number of common shares outstanding	34,613,497	54,272	34,667,769
Diluted weighted average number of common shares outstanding	34,613,497	396,062	35,009,559

($ in thousands)	Year ended June 30, 2015
	As previously reported	Adjustment	As Revised
Cumulative preferred dividends	$(664)	$(4)	$(668)
Net income (loss) applicable to common shares	$(1,753)	$(4)	$(1,757)
Basic and diluted weighted average number of common shares outstanding	35,663,386	55,825	35,719,211

Schedule Of Revised Consolidated Statements of Equity
Revised Consolidated Statements of Equity

($ in thousands)	Year ended June 30, 2014
Common Shares	As previously reported	Adjustment	As Revised
Stock based compensation
2010 Stock Incentive Plan	6,668	(3,334)	3,334
2011 Stock Incentive Plan	51,667	(51,667)	-
2012 Stock Incentive Plan	-	158,505	158,505
2013 Stock Incentive Plan	131,203	(75,393)	55,810
Retirement of common stock	(49,311)	(3,334)	(52,645)
Balance June 30, 2014	35,514,685	87,438	35,602,123

	Year ended June 30, 2015
Common Shares	As previously reported	Adjustment	As Revised
Stock based compensation
2011 Stock Incentive Plan	10,002	(10,002)	-
2012 Stock Incentive Plan	88,991	(55,293)	33,698
2013 Stock Incentive Plan	165,463	(5,722)	159,741
2014 Stock Incentive Plan	-	-	-
Retirement of common stock	(31,899)	-	(31,899)
Balance June 30, 2015	35,747,242	16,421	35,763,663